BASIC AND DILUTED NET LOSS PER SHARE - Antidilutive Securities Excluded from Computation of Earnings Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
AntidilutiveSecuritiesExcludedFromComputationOfEarningsPerShareAmount [Line Items]
AntidilutiveSecuritiesExcludedFromComputationOfEarningsPerShareAmount	7,336,495	978,917	4,490,908
Employee Stock Option And Employee Stock Purchase Plan Member
AntidilutiveSecuritiesExcludedFromComputationOfEarningsPerShareAmount [Line Items]
AntidilutiveSecuritiesExcludedFromComputationOfEarningsPerShareAmount	687,056	740,329	2,245,872
Restricted Stock Units (RSUs)
AntidilutiveSecuritiesExcludedFromComputationOfEarningsPerShareAmount [Line Items]
AntidilutiveSecuritiesExcludedFromComputationOfEarningsPerShareAmount	1,185,904	238,588	818,288
Convertible Debt Securities
AntidilutiveSecuritiesExcludedFromComputationOfEarningsPerShareAmount [Line Items]
AntidilutiveSecuritiesExcludedFromComputationOfEarningsPerShareAmount	5,463,535	0	1,426,748